Annual Total Returns - FidelityDiversifiedInternationalK6Fund-PRO - FidelityDiversifiedInternationalK6Fund-PRO - Fidelity Diversified International K6 Fund - Fidelity Diversified International K6 Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Annual Return 2018	(15.20%)
Annual Return 2019	29.75%
Annual Return 2020	19.40%
Annual Return 2021	13.35%
Annual Return 2022	(23.30%)
Annual Return 2023	17.56%